Schedule of Investments (unaudited)	iShares® International Developed Property ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 12.0%
Abacus Property Group	29,074	$51,687
Arena REIT	24,839	73,391
BWP Trust	34,546	92,932
Cedar Woods Properties Ltd.	4,379	11,139
Centuria Capital Group	45,568	57,021
Centuria Industrial REIT	38,203	74,305
Centuria Office REIT	30,776	36,183
Charter Hall Group	33,630	252,263
Charter Hall Long Wale REIT	43,453	128,388
Charter Hall Retail REIT	37,029	96,700
Charter Hall Social Infrastructure REIT	24,180	56,524
Cromwell Property Group	101,908	53,178
Dexus	76,335	469,419
Dexus Industria REIT	15,796	29,467
GDI Property Group Partnership	34,842	21,887
Goodman Group	120,547	1,488,482
GPT Group (The)	135,942	397,316
Growthpoint Properties Australia Ltd.	20,312	47,946
HealthCo REIT(a)	18,470	17,530
Home Consortium Ltd.	13,680	42,691
HomeCo Daily Needs REIT	104,593	92,427
Hotel Property Investments	13,674	29,313
Ingenia Communities Group	25,825	71,131
Irongate Group	38,089	49,953
Lendlease Corp. Ltd.	48,861	307,773
Lifestyle Communities Ltd.	6,646	62,314
Mirvac Group	279,628	382,221
National Storage REIT	76,404	113,348
RAM Essential Services Property Ltd.	25,899	14,062
Rural Funds Group	27,296	47,328
Scentre Group	368,407	661,493
Shopping Centres Australasia Property Group	78,565	149,667
Stockland	169,430	423,030
Vicinity Centres	274,635	348,886
Waypoint REIT Ltd.	50,373	80,804
		6,332,199
Austria — 0.4%
CA Immobilien Anlagen AG	3,364	107,090
IMMOFINANZ AG	2,262	34,324
S IMMO AG	2,924	69,954
		211,368
Belgium — 2.6%
Aedifica SA	2,775	266,629
Befimmo SA	1,764	87,330
Care Property Invest NV	1,871	46,816
Cofinimmo SA	2,083	227,182
Immobel SA	296	18,751
Intervest Offices & Warehouses NV	1,663	43,569
Montea NV	715	68,519
Retail Estates NV	792	52,834
Shurgard Self Storage SA	1,764	82,266
VGP NV	632	100,817
Warehouses De Pauw CVA	10,020	316,172
Xior Student Housing NV	1,481	64,449
		1,375,334
Canada — 3.9%
Allied Properties REIT	4,402	113,505
Artis REIT	4,092	37,385
Security	Shares	Value

Canada (continued)
Automotive Properties Real Estate Investment Trust	1,350	$14,148
Boardwalk REIT	1,643	53,456
BTB Real Estate Investment Trust	2,591	7,247
Canadian Apartment Properties REIT	6,008	209,197
Choice Properties REIT	11,463	125,121
Crombie REIT(a)	3,655	45,801
CT REIT	3,599	46,330
Dream Industrial REIT	8,831	82,876
Dream Office REIT	1,691	25,460
DREAM Unlimited Corp., Class A(a)	1,594	39,441
European Residential Real Estate Investment Trust	3,132	8,711
First Capital Real Estate Investment Trust	7,597	88,411
Granite REIT	2,303	141,254
H&R Real Estate Investment Trust	9,567	92,534
Inovalis Real Estate Investment Trust(a)	1,144	6,461
InterRent REIT	4,739	44,143
Killam Apartment REIT	4,053	54,000
Minto Apartment Real Estate Investment Trust(b)	1,469	16,708
Morguard Corp.	312	26,420
Morguard North American Residential REIT	1,255	15,970
Nexus Industrial REIT	1,998	15,041
NorthWest Healthcare Properties REIT	8,233	77,136
Plaza Retail REIT	3,639	11,845
Prinmaris REIT	3,418	32,475
RioCan REIT	10,790	167,818
Slate Grocery REIT	2,023	22,867
Slate Office REIT	2,741	9,902
SmartCentres Real Estate Investment Trust	5,027	107,359
Summit Industrial Income REIT	6,645	88,328
Tricon Residential Inc.	19,502	197,717
True North Commercial Real Estate Investment Trust(a)	3,342	16,305
		2,041,372
China — 1.0%
Gemdale Properties & Investment Corp. Ltd.	442,000	40,011
Greenland Hong Kong Holdings Ltd.	54,000	10,686
Road King Infrastructure Ltd.	14,000	10,008
Wharf Holdings Ltd. (The)(a)	98,000	357,125
Yuexiu REIT	166,000	64,733
Zhuguang Holdings Group Co. Ltd.	174,000	24,836
		507,399
Finland — 0.4%
Citycon Oyj	5,873	39,999
Kojamo Oyj	10,694	185,707
		225,706
France — 3.0%
Altarea SCA	308	42,255
Carmila SA	3,208	45,641
Covivio	3,351	187,213
Gecina SA	3,855	361,791
ICADE	2,261	110,959
Klepierre SA	13,763	266,341
Mercialys SA	3,555	28,863
Nexity SA	3,507	94,171
Unibail-Rodamco-Westfield(c)	8,257	419,785
		1,557,019
Germany — 5.6%
ADLER Group SA(a)(b)(c)	5,724	22,734
alstria office REIT-AG	1,068	12,490
Aroundtown SA	68,744	219,871

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche EuroShop AG	3,567	$83,244
Deutsche Wohnen SE	3,390	78,146
DIC Asset AG	2,657	29,399
Grand City Properties SA	7,299	98,732
Hamborner REIT AG	5,056	45,366
Instone Real Estate Group SE(a)(b)	3,286	38,967
LEG Immobilien SE	5,172	430,422
Sirius Real Estate Ltd.	82,568	89,655
TAG Immobilien AG	10,443	119,566
Vonovia SE	55,066	1,703,767
		2,972,359
Hong Kong — 11.8%
Champion REIT	138,000	61,378
CK Asset Holdings Ltd.	139,500	991,191
Far East Consortium International Ltd.	81,000	25,846
Fortune REIT	103,000	85,438
Hang Lung Group Ltd.	58,000	109,480
Hang Lung Properties Ltd.	131,000	249,270
Henderson Land Development Co. Ltd.	92,044	345,936
Hongkong Land Holdings Ltd.(a)	79,900	401,268
Hysan Development Co. Ltd.	43,000	129,728
K Wah International Holdings Ltd.	96,000	35,350
Kerry Properties Ltd.	41,000	114,013
Link REIT	149,700	1,223,253
Prosperity REIT	90,000	27,527
Shun Tak Holdings Ltd.(c)	162,000	32,506
Sino Land Co. Ltd.	230,000	339,635
Sun Hung Kai Properties Ltd.	109,000	1,290,566
Sunlight REIT	72,000	33,491
Swire Properties Ltd.	75,200	187,220
Wharf Real Estate Investment Co. Ltd.	110,000	525,275
Zensun Enterprises Ltd.	39,000	15,407
		6,223,778
Ireland — 0.1%
Irish Residential Properties REIT PLC	30,657	40,673

Israel — 2.5%
AFI Properties Ltd.	704	34,006
Airport City Ltd.(c)	4,719	81,024
Alony Hetz Properties & Investments Ltd.	10,681	134,563
Amot Investments Ltd.	13,923	84,145
Ashtrom Group Ltd.	1	15
Azrieli Group Ltd.	2,580	181,637
Big Shopping Centers Ltd.	775	95,917
Blue Square Real Estate Ltd.	363	25,095
Electra Real Estate Ltd.	1,412	19,972
G City Ltd.	5,302	30,351
Gav-Yam Lands Corp. Ltd.	4,121	34,318
Israel Canada T.R Ltd.	8,535	33,112
Israel Land Development - Urban Renewal Ltd.	1,110	17,099
Isras Investment Co. Ltd.	110	21,097
Mega Or Holdings Ltd.	1,570	47,554
Mehadrin Ltd.(c)	1	37
Melisron Ltd.(c)	1,636	109,754
Mivne Real Estate KD Ltd.	42,564	124,490
Norstar Holdings Inc.	2,010	17,891
Prashkovsky Investments and Construction Ltd.	457	14,305
Property & Building Corp. Ltd.(c)	198	15,600
Reit 1 Ltd.	13,198	69,339
Sella Capital Real Estate Ltd.	15,210	41,637
Security	Shares	Value

Israel (continued)
Summit Real Estate Holdings Ltd.	2,441	$39,115
YH Dimri Construction & Development Ltd.(a)	487	37,446
		1,309,519
Italy — 0.1%
COIMA RES SpA(b)	1,561	16,178
Immobiliare Grande Distribuzione SIIQ SpA	4,054	15,110
		31,288
Japan — 28.7%
Activia Properties Inc.	52	155,355
Advance Logistics Investment Corp.	41	45,500
Advance Residence Investment Corp.	99	263,806
Aeon Mall Co. Ltd.	6,780	82,999
AEON REIT Investment Corp.	121	136,693
Airport Facilities Co. Ltd.	2,000	7,876
Ardepro Co.Ltd.	1,250	4,772
Arealink Co. Ltd.	700	7,664
Comforia Residential REIT Inc.	47	116,273
CRE Inc./Japan	900	11,232
CRE Logistics REIT Inc.	40	55,634
Daito Trust Construction Co. Ltd.	4,900	423,880
Daiwa House Industry Co. Ltd.	47,300	1,106,205
Daiwa House REIT Investment Corp.	150	340,935
Daiwa Office Investment Corp.	21	107,876
Daiwa Securities Living Investments Corp.	157	137,774
Dear Life Co. Ltd.	1,800	7,611
ESCON Japan Reit Investment Corp.	26	23,714
Frontier Real Estate Investment Corp.	36	139,064
Fukuoka REIT Corp.	51	63,346
Global One Real Estate Investment Corp.	67	52,376
GLP J-Reit	319	390,921
Goldcrest Co. Ltd.	1,100	13,941
Good Com Asset Co. Ltd.	600	5,585
Hankyu Hanshin REIT Inc.	48	52,918
Health Care & Medical Investment Corp.	25	30,309
Heiwa Real Estate Co. Ltd.	2,300	66,008
Heiwa Real Estate REIT Inc.	65	70,066
Hoshino Resorts REIT Inc.	17	82,273
Hulic Co. Ltd.	41,900	324,987
Hulic Reit Inc.	91	107,337
Ichigo Hotel REIT Investment Corp.	19	13,245
Ichigo Inc.	18,000	41,560
Ichigo Office REIT Investment Corp.	107	66,719
Industrial & Infrastructure Fund Investment Corp.	147	194,644
Invincible Investment Corp.	437	128,723
Japan Excellent Inc.	89	80,497
Japan Hotel REIT Investment Corp.	314	157,448
Japan Logistics Fund Inc.	66	152,588
Japan Metropolitan Fund Invest.	497	387,250
Japan Prime Realty Investment Corp.	71	208,892
Japan Property Management Center Co. Ltd.	1,000	7,600
Japan Real Estate Investment Corp.	98	451,254
JINUSHI Co Ltd.	900	13,442
Katitas Co. Ltd.	3,500	75,677
Keihanshin Building Co. Ltd.	3,200	30,942
Kenedix Office Investment Corp.	30	150,871
Kenedix Residential Next Investment Corp.	74	118,701
Kenedix Retail REIT Corp.	41	83,220
LaSalle Logiport REIT	125	153,805
Leopalace21 Corp.(c)	13,700	28,849
Marimo Regional Revitalization REIT Inc.	12	11,926

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mirai Corp.	126	$46,388
Mirainovate Co. Ltd.	2,980	3,622
Mitsubishi Estate Co. Ltd.	98,600	1,429,043
Mitsubishi Estate Logistics REIT Investment Corp.	32	108,696
Mitsui Fudosan Co. Ltd.	68,056	1,462,173
Mitsui Fudosan Logistics Park Inc.	39	147,551
Mori Hills REIT Investment Corp.	114	128,171
Mori Trust Hotel Reit Inc.	23	21,314
Mori Trust Sogo REIT Inc.	68	71,176
Nippon Accommodations Fund Inc.	36	181,125
Nippon Building Fund Inc.	121	603,877
Nippon Prologis REIT Inc.	190	467,964
NIPPON REIT Investment Corp.	32	85,948
Nomura Real Estate Holdings Inc.	8,300	203,063
Nomura Real Estate Master Fund Inc.	333	415,951
NTT UD REIT Investment Corp.	100	109,209
One REIT Inc.	19	37,619
Ooedo Onsen Reit Investment Corp.	18	9,374
Orix JREIT Inc.	195	264,923
SAMTY Co. Ltd.	1,900	28,250
Samty Residential Investment Corp.	50	50,008
Sankei Real Estate Inc.	31	22,272
Sekisui House Reit Inc.	314	186,352
Shinoken Group Co. Ltd.	1,700	12,239
SOSiLA Logistics REIT Inc.	48	51,398
SRE Holdings Corp.(a)(c)	400	6,741
Star Asia Investment Corp.	129	58,377
Star Mica Holdings Co. Ltd.	800	9,913
Starts Corp. Inc.	2,300	47,166
Starts Proceed Investment Corp.	16	28,505
Sumitomo Realty & Development Co. Ltd.	33,700	889,636
Sun Frontier Fudousan Co. Ltd.	2,000	16,439
Takara Leben Co. Ltd.	6,400	16,961
Takara Leben Real Estate Investment Corp.	41	35,496
TKP Corp.(a)(c)	1,100	14,300
TOC Co. Ltd.	3,600	19,114
Tokaido REIT Inc.	11	9,574
Tokyo Rakutenchi Co. Ltd.	200	5,806
Tokyo Tatemono Co. Ltd.	14,700	202,796
Tokyu Fudosan Holdings Corp.	42,900	225,759
Tokyu REIT Inc.	65	95,335
Tosei Corp.	2,100	19,510
Tosei Reit Investment Corp.	22	21,929
United Urban Investment Corp.	221	232,324
XYMAX REIT Investment Corp.	16	14,955
		15,111,125
Malta — 0.1%
BGP Holdings PLC(c)(d)	1,986,852	21
MAS Real Estate Inc.	29,807	36,661
		36,682
Netherlands — 0.4%
Brack Capital Properties NV(c)	1	77
CTP NV(b)	4,617	53,149
Eurocommercial Properties NV	2,898	62,266
NSI NV	1,228	42,277
Vastned Retail NV	1,230	27,463
Wereldhave NV(a)	2,799	42,043
		227,275
Security	Shares	Value

New Zealand — 0.6%
Argosy Property Ltd.	59,160	$45,576
Goodman Property Trust	73,589	91,663
Kiwi Property Group Ltd.	111,186	67,683
Precinct Properties New Zealand Ltd.	91,877	78,490
Vital Healthcare Property Trust(a)	33,845	56,868
		340,280
Norway — 0.3%
Entra ASA(b)	12,921	163,727
Selvaag Bolig ASA	2,972	10,727
		174,454
Singapore — 8.5%
AIMS APAC REIT(a)	33,585	32,656
Ascendas India Trust	52,700	44,411
Ascendas Real Estate Investment Trust	238,392	489,263
Ascott Residence Trust	136,860	112,395
CapitaLand China Trust(a)	79,826	66,106
CapitaLand Integrated Commercial Trust	361,710	565,432
Capitaland Investment Ltd/Singapore	174,300	479,729
CDL Hospitality Trusts	60,362	55,205
City Developments Ltd.	33,600	197,350
Cromwell European Real Estate Investment Trust	22,220	45,407
Daiwa House Logistics Trust(c)	23,900	11,096
Digital Core REIT Management Pte Ltd.(c)	23,900	18,411
Eagle Hospitality Trust(c)(d)	53,200	1
EC World Real Estate Investment Trust	18,900	6,535
ESR-REIT	368,236	107,372
Far East Hospitality Trust(a)	74,300	34,235
First REIT	80,300	15,901
Frasers Centrepoint Trust	77,006	127,026
Frasers Logistics & Commercial Trust(a)	205,472	196,829
IREIT Global	34,500	15,148
Keppel DC REIT	93,503	132,655
Keppel Pacific Oak US REIT	53,400	37,388
Keppel REIT	140,300	110,114
Lendlease Global Commercial REIT	130,692	74,855
Manulife US Real Estate Investment Trust	124,550	71,014
Mapletree Commercial Trust	155,212	204,564
Mapletree Industrial Trust.	137,932	258,214
Mapletree Logistics Trust(a)	227,311	275,082
OUE Commercial Real Estate Investment Trust(a)	168,800	46,812
OUE Ltd.	22,200	20,453
Parkway Life REIT	27,600	96,795
Prime U.S. REIT	40,200	27,144
Sasseur Real Estate Investment Trust.	35,100	19,712
SPH REIT	67,600	45,509
Starhill Global REIT	102,500	42,784
Suntec REIT	155,400	181,311
Tuan Sing Holdings Ltd.(a)	36,400	9,824
UOL Group Ltd.	33,800	179,160
Wing Tai Holdings Ltd.(a)	34,900	43,731
		4,497,629
South Korea — 0.5%
D&D Platform REIT Co. Ltd., NVS	3,841	13,975
ESR Kendall Square REIT Co. Ltd.	10,365	44,936
IGIS Value Plus REIT Co. Ltd.	2,187	8,860
JR Reit XXVII	9,775	36,518
Koramco Energy Plus Reit	3,015	13,491
Korea REIT & Trust Co. Ltd.	10,211	13,441
LOTTE Reit Co. Ltd.	8,546	35,410

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	6,908	$24,155
NH All-One REIT Co. Ltd.	2,000	7,536
Shinhan Alpha REIT Co. Ltd.	3,962	23,395
Shinhan Seobu T&D REIT Co. Ltd.	1,899	7,177
SK D&D Co. Ltd.	559	11,115
SK REITs Co. Ltd.	4,183	18,533
		258,542
Spain — 0.8%
Aedas Homes SA(b)	1,243	27,745
Inmobiliaria Colonial Socimi SA	19,099	122,188
Lar Espana Real Estate Socimi SA	4,343	21,582
Merlin Properties Socimi SA	23,659	229,122
Metrovacesa SA(b)	2,040	14,473
		415,110
Sweden — 3.6%
Akelius Residential Property AB, Class D	15,091	29,320
Annehem Fastigheter AB, Class B(c)	2,864	6,307
Atrium Ljungberg AB, Class B	3,404	44,589
Castellum AB	19,567	252,243
Catena AB	2,277	82,406
Cibus Nordic Real Estate AB	3,220	49,830
Dios Fastigheter AB	6,459	45,051
Fabege AB	19,257	182,505
Fastighets AB Balder(c)	44,802	214,632
Hufvudstaden AB, Class A	8,352	92,437
K-Fast Holding AB(c)	4,326	8,635
Klarabo Sverige AB(c)	5,777	11,134
Logistea AB(c)	4,389	6,110
NP3 Fastigheter AB	2,016	39,861
Nyfosa AB	11,898	89,293
Pandox AB(c)	6,258	70,533
Platzer Fastigheter Holding AB, Class B	4,375	28,391
Sagax AB, Class B	11,863	219,936
Sagax AB, Class D	7,827	17,653
Samhallsbyggnadsbolaget i Norden AB(a)	80,650	134,803
Samhallsbyggnadsbolaget i Norden AB, Class D	10,289	15,712
Wallenstam AB, Class B	29,774	130,246
Wihlborgs Fastigheter AB	18,936	132,467
		1,904,094
Switzerland — 2.3%
Allreal Holding AG, Registered	1,068	176,720
Intershop Holding AG	86	55,583
Mobimo Holding AG, Registered	514	125,078
PSP Swiss Property AG, Registered	3,242	360,945
Swiss Prime Site AG, Registered	5,455	479,298
		1,197,624
United Kingdom — 10.0%
Abrdn Property Income Trust Ltd.	29,612	27,419
AEW UK REIT PLC	12,070	16,838
Assura PLC	208,155	165,715
Big Yellow Group PLC	12,263	196,754
BMO Commercial Property Trust Ltd.	56,239	76,472
British Land Co. PLC (The)	66,492	363,735
Capital & Counties Properties PLC	59,805	102,108
Civitas Social Housing PLC	45,054	43,108
CLS Holdings PLC	13,446	33,111
Custodian Reit PLC	30,650	37,198
Derwent London PLC	7,957	253,698
Empiric Student Property PLC	42,596	44,593
Security	Shares	Value

United Kingdom (continued)
Grainger PLC	52,411	$179,405
Great Portland Estates PLC	17,954	125,724
Hammerson PLC(a)	248,650	57,589
Helical PLC	7,471	34,059
Home Reit PLC	55,931	77,344
Impact Healthcare Reit PLC	26,621	37,813
Intu Properties PLC, NVS(a)(c)(d)	47,783	1
Land Securities Group PLC	53,276	432,333
LondonMetric Property PLC	69,480	193,100
LXI REIT PLC	64,724	112,120
NewRiver REIT PLC	22,911	24,626
Phoenix Spree Deutschland Ltd.	7,350	28,349
Picton Property Income Ltd. (The)	39,414	42,509
Primary Health Properties PLC	95,274	158,305
PRS REIT PLC (The)	38,806	49,884
Regional REIT Ltd.(b)	30,607	27,033
Safestore Holdings PLC	14,962	193,736
Schroder REIT Ltd.	38,429	24,392
Segro PLC	85,216	1,017,289
Shaftesbury PLC(a)	20,348	128,935
Supermarket Income Reit PLC(a)	87,655	127,509
Triple Point Social Housing REIT PLC(b)	26,739	29,197
Tritax Big Box REIT PLC	132,678	294,009
UK Commercial Property REIT Ltd.	61,742	56,432
UNITE Group PLC (The)	28,312	368,016
Workspace Group PLC	9,910	66,741
		5,247,199
Total Common Stocks — 99.2%
(Cost: $73,016,467)		52,238,028

Rights

Austria — 0.0%
BUWOG AG (Expires 12/31/99)(c)(d)	463	—

South Korea — 0.0%
JR Global REIT (Expires 07/14/22)(c)	1,568	34

Total Rights — 0.0%
(Cost: $0)		34

Total Long-Term Investments — 99.2%
(Cost: $73,016,467)		52,238,062

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(e)(f)(g)	1,269,060	1,268,933
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(e)(f)	30,000	30,000

Total Short-Term Securities — 2.5%
(Cost: $1,298,841)		1,298,933

Total Investments in Securities — 101.7%
(Cost: $74,315,308)		53,536,995

Liabilities in Excess of Other Assets — (1.7)%		(871,794)
Net Assets — 100.0%		$52,665,201

(a) All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2022

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$458,807	$810,089	(a)	$—	$72	$(35)	$1,268,933	1,269,060	$6,852	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0	(a)	—	—	—	30,000	30,000	44		—
					$72	$(35)	$1,298,933		$6,896		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	15	09/08/22	$207	$(6,511)
Dow Jones U.S. Real Estate Index	7	09/16/22	250	486
				$(6,025)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2022

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,863,470	$48,374,535	$23	$52,238,028
Rights	34	—	—	34
Money Market Funds	1,298,933	—	—	1,298,933
	$5,162,437	$48,374,535	$23	$53,536,995
Derivative financial instruments(a)
Assets
Futures Contracts	$486	$—	$—	$486
Liabilities
Futures Contracts	—	(6,511)	—	(6,511)
	$486	$(6,511)	$—	$(6,025)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust